Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Increase in valuation allowances		$ 232,000,000	$ 359,000,000	$ 7,000,000
Proceeds against participation in business	2,950,000,000
Proceeds against participation in business	225,000,000
Cash repatriation from foreign subsidiaries	643,000,000
Tax expenses recorded		1,000,000	5,000,000	6,000,000
Accrued for payment of interest and penalties		1,000,000	5,000,000
Settlements			65,000,000	22,000,000
Discontinued Operations [Member]
Income Tax Contingency [Line Items]
Increase in valuation allowances		69,000,000	14,000,000
United States [Member]
Income Tax Contingency [Line Items]
Net operating losses		1,558,000,000
Mariner Energy Inc [Member]
Income Tax Contingency [Line Items]
Net operating losses		520,000,000
Cordillera Energy Partners [Member]
Income Tax Contingency [Line Items]
Net operating losses		183,000,000
Canada [Member]
Income Tax Contingency [Line Items]
Net operating losses		5,000,000
Capital loss carryforwards		186,000,000
Apache Egypt [Member]
Income Tax Contingency [Line Items]
Undistributed earnings of the foreign subsidiaries		17,000,000,000
Argentina [Member]
Income Tax Contingency [Line Items]
Net operating losses		$ 299,000,000